Fair Value Measurements - Schedule of Interest Income from the Trust Account (Details) - Mountain Lake Acquisition Corp. - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Held To Maturity	U.S. Treasury Securities(Matured on April 9, 2026)	U.S. Treasury Securities(Matured on January 8, 2026)
Amortized Cost	$ 243,343,813	$ 241,229,451	$ 231,643,260
Gross Holding Gain	14,776	58,588
Fair Value	$ 243,358,589	$ 241,288,039	$ 231,514,265